Short-term Bank Loans - Summary of Short-term Bank Loans (Detail) - Short-term borrowings [member] $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 339,364
Interest rate range	5.66%	5.66%
Undrawn borrowing facilities	$ 5,050,836	$ 37,000	$ 4,428,100	$ 65,000